Pacer PE/VC ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 88.7%	Shares	Value
Communication Services - 10.2%
Alphabet, Inc. - Class A	275	$ 97,936
AppLovin Corp. - Class A (a)	5	1,980
AST SpaceMobile, Inc. (a)	15	885
AT&T, Inc.	378	8,789
Comcast Corp. - Class A	194	4,648
Electronic Arts, Inc.	4	839
Lumen Technologies, Inc. (a)	1	6
Meta Platforms, Inc. - Class A	142	79,053
Netflix, Inc. (a)	342	24,525
ROBLOX Corp. - Class A (a)	12	427
Spotify Technology SA (a)	3	1,500
Take-Two Interactive Software, Inc. (a)	3	729
T-Mobile US, Inc.	33	5,699
Verizon Communications, Inc.	231	10,813
Walt Disney Co.	64	6,156
Warner Bros Discovery, Inc. (a)	88	2,314
		246,299

Consumer Discretionary - 8.1%
Airbnb, Inc. - Class A (a)	8	1,212
Amazon.com, Inc. (a)	353	95,868
AutoZone, Inc. (a)	1	3,016
Booking Holdings, Inc.	27	5,208
DoorDash, Inc. - Class A (a)	7	1,373
eBay, Inc.	8	912
General Motors Co.	30	2,666
Hilton Worldwide Holdings, Inc.	8	2,564
Home Depot, Inc.	34	11,287
Lowe's Cos., Inc.	20	4,156
Marriott International, Inc. - Class A	8	2,983
McDonald's Corp.	25	6,766
MercadoLibre, Inc. (a)	1	1,878
NIKE, Inc. - Class B	40	1,668
O'Reilly Automotive, Inc. (a)	28	2,502
Ross Stores, Inc.	11	2,762
Starbucks Corp.	34	3,578
Tesla Motors, Inc. (a)	122	37,968
TJX Cos., Inc.	37	5,822
		194,189

Consumer Staples - 6.1%
Altria Group, Inc.	94	6,423
Archer-Daniels-Midland Co.	22	1,744
Casey's General Stores, Inc.	2	1,742
Church & Dwight Co., Inc.	13	1,285
Coca-Cola Co.	235	20,584
Coca-Cola Europacific Partners PLC	13	1,423
Colgate-Palmolive Co.	45	4,108
Constellation Brands, Inc. - Class A	9	1,172
Costco Wholesale Corp.	15	14,278
Hershey Co.	7	1,225
Kenvue, Inc.	110	2,116

Keurig Dr Pepper, Inc.	60	1,867
Kimberly-Clark Corp.	18	1,968
Kroger Co.	30	1,732
Mondelez International, Inc. - Class A	66	4,112
Monster Beverage Corp. (a)	42	4,048
PepsiCo, Inc.	76	10,607
Philip Morris International, Inc.	74	14,121
Procter & Gamble Co.	130	18,784
Sysco Corp.	25	2,131
Target Corp.	16	2,312
Walmart, Inc.	265	29,468
		147,250

Energy - 2.7%
Baker Hughes Co.	26	1,573
Cheniere Energy, Inc.	7	1,845
Chevron Corp.	60	11,810
ConocoPhillips	37	4,458
Devon Energy Corp.	32	1,444
Diamondback Energy, Inc.	6	1,218
EOG Resources, Inc.	14	2,082
EQT Corp.	18	959
ExxonMobil Holdings Corp.	124	19,275
Halliburton Co.	20	645
Kinder Morgan, Inc.	58	1,866
Marathon Petroleum Corp.	9	2,848
Occidental Petroleum Corp.	22	1,255
ONEOK, Inc.	18	1,635
Phillips 66	12	2,540
SLB Ltd.	44	2,182
Targa Resources Corp.	6	1,622
Texas Pacific Land Corp.	2	805
Valero Energy Corp.	9	2,816
Williams Cos., Inc.	36	2,575
		65,453

Financials - 11.5%
American Express Co.	20	6,725
Bank of America Corp.	251	15,549
Bank of New York Mellon Corp.	23	3,596
Berkshire Hathaway, Inc. - Class B (a)	111	56,781
Blackrock, Inc.	5	5,452
Blackstone, Inc.	27	3,449
Capital One Financial Corp.	23	4,807
Charles Schwab Corp.	61	6,420
Chubb Ltd.	13	4,559
Citigroup, Inc.	62	8,212
CME Group, Inc.	13	3,481
Coinbase Global, Inc. - Class A (a)	4	585
Goldman Sachs Group, Inc.	11	11,202
Intercontinental Exchange, Inc.	21	3,202
JPMorgan Chase & Co.	96	33,772
Mastercard, Inc. - Class A	65	37,252
Morgan Stanley	46	9,679
PNC Financial Services Group, Inc.	14	3,498
Progressive Corp.	20	4,228
Robinhood Markets, Inc. - Class A (a)	14	1,212
S&P Global, Inc.	17	7,003
Visa, Inc. - Class A	98	35,881

Wells Fargo & Co.	103	8,904
		275,449

Health Care - 5.3%
Abbott Laboratories	54	5,708
AbbVie, Inc.	50	12,547
Agilent Technologies, Inc.	1	138
Amgen, Inc.	15	5,777
Becton Dickinson & Co.	1	166
Boston Scientific Corp. (a)	4	187
Bristol-Myers Squibb Co.	58	3,788
Cencora, Inc.	1	311
Centene Corp. (a)	1	62
Cigna Group	1	279
CVS Health Corp.	3	313
Danaher Corp.	22	4,290
DexCom, Inc. (a)	1	83
Edwards Lifesciences Corp. (a)	2	172
Elevance Health, Inc.	1	376
Eli Lilly & Co.	24	27,572
GE HealthCare Technologies, Inc.	1	68
Gilead Sciences, Inc.	35	4,557
Intuitive Surgical, Inc. (a)	11	3,887
Johnson & Johnson	68	17,432
Medtronic PLC	40	3,416
Merck & Co., Inc.	70	9,114
Pfizer, Inc.	161	4,027
Stryker Corp.	12	3,908
Thermo Fisher Scientific, Inc.	12	6,892
UnitedHealth Group, Inc.	28	11,603
		126,673

Industrials - 7.0%
Boeing Co. (a)	43	9,294
Caterpillar, Inc.	27	22,000
Copart, Inc. (a)	17	495
CSX Corp.	111	5,594
Cummins, Inc.	4	2,537
Deere & Co.	16	9,483
Eaton Corp. PLC	24	9,965
FedEx Corp.	13	3,996
GE Vernova, Inc.	8	7,922
General Electric Co.	61	21,964
Honeywell International, Inc.	21	4,982
Johnson Controls International PLC	36	5,280
Lockheed Martin Corp.	13	7,576
Parker-Hannifin Corp.	8	7,812
Quanta Services, Inc.	8	5,339
RTX Corp.	73	15,711
Trane Technologies PLC	12	5,459
Uber Technologies, Inc. (a)	35	2,463
Union Pacific Corp.	35	10,225
Vertiv Holdings Co. - Class A	23	5,556
Waste Management, Inc.	22	4,984
		168,637

Information Technology - 34.3% (b)
Accenture PLC - Class A	11	1,825
Adobe, Inc. (a)	7	1,753

Advanced Micro Devices, Inc. (a)	105	49,996
Amphenol Corp. - Class A	71	11,410
Analog Devices, Inc.	31	11,390
Apple, Inc.	327	101,014
Applied Materials, Inc.	50	25,384
Arista Networks, Inc. (a)	73	13,166
Autodesk, Inc. (a)	4	937
Broadcom, Inc.	248	96,541
Cadence Design System, Inc. (a)	5	1,700
Cisco Systems, Inc.	251	29,113
Cloudflare, Inc. - Class A (a)	5	1,395
CoreWeave, Inc. - Class A (a)	7	502
Crowdstrike Holdings, Inc. - Class A (a)	20	3,817
Datadog, Inc. - Class A (a)	5	1,340
Fortinet, Inc. (a)	11	1,781
Intel Corp. (a)	296	26,699
International Business Machines Corp.	76	16,997
Intuit, Inc.	5	1,580
KLA Corp.	82	14,991
Lam Research Corp.	78	22,856
Micron Technology, Inc.	68	55,966
Microsoft Corp.	263	122,221
NVIDIA Corp.	474	95,156
Oracle Corp.	150	19,481
Palantir Technologies, Inc. - Class A (a)	188	23,135
Palo Alto Networks, Inc. (a)	71	23,560
QUALCOMM, Inc.	67	9,890
Roper Technologies, Inc.	2	784
salesforce.com, Inc.	76	13,986
ServiceNow, Inc. (a)	19	2,113
Snowflake, Inc. - Class A (a)	7	2,053
Strategy, Inc. - Class A (a)	6	560
Synopsys, Inc. (a)	3	1,166
Texas Instruments, Inc.	58	15,993
Workday, Inc. - Class A (a)	4	641
Zoom Communications, Inc. - Class A (a)	5	480
		823,372

Materials - 2.5%
Air Products & Chemicals, Inc.	13	3,834
Amcor PLC	35	1,571
Coeur Mining, Inc.	74	1,103
Corteva, Inc.	43	3,385
Dow, Inc.	48	1,454
Ecolab, Inc.	18	4,997
Freeport-McMoRan, Inc.	101	6,326
Linde PLC	32	15,308
Martin Marietta Materials, Inc.	4	2,101
Newmont Goldcorp Corp.	68	6,372
Nucor Corp.	12	3,087
PPG Industries, Inc.	14	1,547
Sherwin-Williams Co.	16	5,454
Steel Dynamics, Inc.	9	2,261
Vulcan Materials Co.	7	1,880
		60,680

Utilities - 1.0%
American Electric Power Co., Inc.	17	2,174
Constellation Energy Corp.	12	3,153

Dominion Energy, Inc.	25		1,729
Duke Energy Corp.	25		3,136
Entergy Corp.	14		1,507
NextEra Energy, Inc.	67		5,824
Sempra	19		1,682
Southern Co.	36		3,403
Xcel Energy, Inc.	19		1,486
			24,094
TOTAL COMMON STOCKS (Cost $1,876,623)			2,132,096

REAL ESTATE INVESTMENT TRUSTS - 0.5%	Shares		Value
Real Estate - 0.5%
Equinix, Inc.	3		3,058
Prologis, Inc.	30		4,339
Welltower, Inc.	21		4,923
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $10,902)			12,320

TOTAL INVESTMENTS - 89.2% (Cost $1,887,525)			2,144,416
Other Assets in Excess of Liabilities - 10.8%		0.10793	259,456
TOTAL NET ASSETS - 100.0%			$ 2,403,872

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

Pacer PE/VC ETF
Schedule of Total Return Swap Contracts
July 31, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
EA17013NIP	BNP Paribas Securities Corp.	Receive	SOFR + 1.00%	Termination	08/04/2026		$ 719,482	$ (14,377)
EA17014NIP	BNP Paribas Securities Corp.	Receive	SOFR + 1.00%	Termination	08/04/2026		2,463,614	39,832
Net Unrealized Appreciation (Depreciation)						0	0	25,455

There are no upfront payments or receipts associated with total return swaps in the Fund as of July 31, 2026.

SOFR - Secured Overnight Financing Rate was 3.66% as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer PE/VC ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 2,132,096	$ –	$ –	$ 2,132,096
Real Estate Investment Trusts	12,320	–	–	12,320
Total Investments	$ 2,144,416	$ –	$ –	$ 2,144,416

Other Financial Instruments:
Total Return Swaps *	$ –	$ 39,832	$ –	$ 39,832
Total Other Financial Instruments	$ –	$ 39,832	$ –	$ 39,832

Liabilities:
Other Financial Instruments:
Total Return Swaps *	$ –	$ (14,377)	$ –	$ (14,377)
Total Other Financial Instruments	$ –	$ (14,377)	$ –	$ (14,377)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of July 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.